Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 35.66%
iShares 0-3 Month Treasury Bond ETF		1,036	$103,652
Schwab Short-Term U.S. Treasury ETF		2,064	102,250
SPDR Portfolio Short Term Treasury ETF		1,725	51,146
Vanguard Short-Term Treasury ETF		1,726	102,283
TOTAL EXCHANGE TRADED FUNDS (Cost $362,651)			359,331

	Contracts	Notional Amount
PURCHASED OPTIONS - 125.92% (a)(b)
CALL OPTIONS - 115.37%
iShares MSCI EAFE ETF, Expires 2/10/2023, Strike Price $76.84	134	$986,240	47,880
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.44	23	1,038,772	1,026,153
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.31	23	1,038,772	88,604
			1,162,637
PUT OPTIONS - 10.55%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.34	84	1,015,896	39,321
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.17	23	1,038,772	2,484
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.89	76	1,003,808	64,532
			106,337
TOTAL PURCHASED OPTIONS (Cost $1,238,310)			1,268,974

Total Investments (Cost $1,600,961) - 161.58%			1,628,305
Liabilities in Excess of Other Assets - (61.58)%			(620,536)
TOTAL NET ASSETS - 100.00%			$1,007,769

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connectionw ith corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF	2/10/2023	$81.45	134	(986,240)	$(21,947)
SPDR S&P 500® Trust ETF	2/10/2023	$180.17	23	(1,038,772)	(627,292)
SPDR S&P 500® Trust ETF	2/10/2023	$476.28	23	(1,038,772)	(52,266)
					(701,505)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.57	84	(1,015,896)	(66,070)
SPDR S&P 500® Trust ETF	2/10/2023	$404.38	23	(1,038,772)	(44,749)
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.73	76	(1,003,808)	(92,701)
					(203,520)
Total Options Written (Premiums Received $856,633)					$(905,025)

(a) Exchange-Traded